Long Term Debt - Issuance of Senior Notes (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended					6 Months Ended						6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Apr. 30, 2010 Issuance of Convertible Unsecured Senior Notes in April 2010	Nov. 30, 2009 Issuance of Convertible Unsecured Senior Notes in November 2009	Jun. 30, 2014 Own Share Lending Agreement	Jun. 30, 2013 Own Share Lending Agreement	Dec. 31, 2013 Own Share Lending Agreement	Sep. 19, 2011 Own Share Lending Agreement	Dec. 31, 2010 Own Share Lending Agreement	Apr. 30, 2010 Own Share Lending Agreement	Jun. 30, 2014 Expenses Related To Convertible Unsecured Senior Notes	Jun. 30, 2013 Expenses Related To Convertible Unsecured Senior Notes	Dec. 31, 2013 Expenses Related To Convertible Unsecured Senior Notes
Senior notes interest rate												5.00%
Number of common shares loaned						36,100,000
Nominal lending fee per share						$ 0.01
Outstanding loaned shares, fair value						$ 48,622		$ 70,970
Treasury Stock, Shares, Acquired						21,000,000
Debt Instrument Interest Rate Without Share Lending Agreement											5.50%
Share lending agreement, fair value											14,476
Amortization of issuance costs associated with the share lending agreement						1,475	1,475
Unamortized balance of own share lending agreement issuance costs						1,258		2,733
Unamortized discount	116,090		160,046									21,603		45,262
Senior notes conversion price									$ 6.9	$ 7.19
Interest and finance cost	207,533	118,173										41,158	38,383
Amortization of convertible notes discount	23,658	20,883										23,658	20,883
Interest on long-term debt												17,500	17,500
Carrying amount of liability	5,954,644		5,568,003									678,397		654,738
Debt Instrument, Face Amount				$ 240,000	$ 460,000
Debt Instrument, Convertible, Effective Interest Rate				14.00%	12.00%